INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS -STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Rent	$ 14,035,217	$ 20,724,191
Interest and other	237,583	714,011
Operating Partnerships Revenues	14,272,800	21,438,202
Expenses
Interest	1,413,678	2,828,885
Depreciation and amortization	3,379,480	5,031,104
Taxes and insurance	1,833,431	2,163,136
Repairs and maintenance	2,339,154	3,105,072
Operating expenses	4,993,486	8,048,398
Other expenses	511,465	643,043
Operating Partnerships Total Expenses	14,470,694	21,819,638
NET INCOME (LOSS)	(197,894)	(381,436)
Net income (loss) allocated to BF Garden Tax Credit Fund V L.P	(776,438)	(1,333,132)
Net income (loss) allocated to other partners	578,544	951,696
Series 47 [Member]
Revenue
Rent	2,949,913	4,803,398
Interest and other	33,376	233,431
Operating Partnerships Revenues	2,983,289	5,036,829
Expenses
Interest	252,798	532,319
Depreciation and amortization	632,004	1,064,608
Taxes and insurance	380,908	441,119
Repairs and maintenance	531,343	703,650
Operating expenses	973,241	1,978,776
Other expenses	151,198	172,730
Operating Partnerships Total Expenses	2,921,492	4,893,202
NET INCOME (LOSS)	61,797	143,627
Net income (loss) allocated to BF Garden Tax Credit Fund V L.P	(157,102)	(78,717)
Net income (loss) allocated to other partners	218,899	222,344
Series 48 [Member]
Revenue
Rent	2,227,118	2,684,429
Interest and other	33,683	48,105
Operating Partnerships Revenues	2,260,801	2,732,534
Expenses
Interest	114,649	289,473
Depreciation and amortization	432,744	596,152
Taxes and insurance	250,778	299,370
Repairs and maintenance	417,052	455,617
Operating expenses	721,953	1,036,195
Other expenses	129,058	141,557
Operating Partnerships Total Expenses	2,066,234	2,818,364
NET INCOME (LOSS)	194,567	(85,830)
Net income (loss) allocated to BF Garden Tax Credit Fund V L.P	(29,526)	(205,540)
Net income (loss) allocated to other partners	224,093	119,710
Series 49 [Member]
Revenue
Rent	8,858,186	13,236,364
Interest and other	170,524	432,475
Operating Partnerships Revenues	9,028,710	13,668,839
Expenses
Interest	1,046,231	2,007,093
Depreciation and amortization	2,314,732	3,370,344
Taxes and insurance	1,201,745	1,422,647
Repairs and maintenance	1,390,759	1,945,805
Operating expenses	3,298,292	5,033,427
Other expenses	231,209	328,756
Operating Partnerships Total Expenses	9,482,968	14,108,072
NET INCOME (LOSS)	(454,258)	(439,233)
Net income (loss) allocated to BF Garden Tax Credit Fund V L.P	(589,810)	(1,048,875)
Net income (loss) allocated to other partners	$ 135,552	$ 609,642